Shareholder Report, Average Annual Return (Details)		1 Months Ended			12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2015	Jun. 30, 2020	Jan. 31, 2020	Sep. 30, 2016	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000219702
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fund
Average Annual Return, Percent					14.39%		10.36%
C000219699
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fund
Average Annual Return, Percent					8.33%		2.71%
C000219701
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fund
Average Annual Return, Percent					12.05%		7.32%
C000219700
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fund
Average Annual Return, Percent					9.60%		4.26%
C000171896
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fund
Average Annual Return, Percent					15.53%	4.88%	7.80%
C000153271
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fund
Average Annual Return, Percent					24.48%	13.75%	11.06%
C000153272
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fund
Average Annual Return, Percent					17.29%	11.37%	10.08%
C000216288
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Fund
Average Annual Return, Percent					24.84%		16.32%
Without Sales Load [Member] | C000219702
Average Annual Return [Line Items]
Average Annual Return, Percent					14.34%		10.35%
Without Sales Load [Member] | C000219699
Average Annual Return [Line Items]
Average Annual Return, Percent					8.44%		2.73%
Without Sales Load [Member] | C000219701
Average Annual Return [Line Items]
Average Annual Return, Percent					11.97%		7.31%
Without Sales Load [Member] | C000219700
Average Annual Return [Line Items]
Average Annual Return, Percent					9.60%		4.26%
Without Sales Load [Member] | C000171896
Average Annual Return [Line Items]
Average Annual Return, Percent					15.49%	4.89%	7.79%
Without Sales Load [Member] | C000153271
Average Annual Return [Line Items]
Average Annual Return, Percent					24.38%	13.73%	11.06%
Without Sales Load [Member] | C000153272
Average Annual Return [Line Items]
Average Annual Return, Percent					17.19%	11.36%	10.07%
Without Sales Load [Member] | C000216288
Average Annual Return [Line Items]
Average Annual Return, Percent					24.84%		16.32%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					17.02%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent							13.48%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					5.72%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent							(1.06%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					17.02%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent							13.48%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					5.72%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent							(1.06%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					22.02%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent						14.90%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent							14.39%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					21.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent						14.13%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent							12.26%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					21.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent						14.13%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent							12.26%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					21.11%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent							13.37%
iShares ESG Aware Aggressive Allocation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					14.37%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							10.40%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					14.54%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent							10.88%
iShares ESG Aware Conservative Allocation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					8.49%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							2.78%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					9.15%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent							3.47%
iShares ESG Aware Growth Allocation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					12.01%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							7.36%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					12.38%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent							7.92%
iShares ESG Aware Moderate Allocation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					9.66%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							4.31%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent					10.22%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent							4.96%
iShares MSCI USA Small-Cap Min Vol Factor ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					15.67%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent						5.02%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							7.97%
iShares U.S. Equity Factor ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					24.52%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent						13.88%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							11.26%
iShares U.S. Small-Cap Equity Factor ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					17.24%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent						11.65%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							10.39%
iShares U.S. Tech Breakthrough Multisector ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. 3000 Index
FR Notes - Benchmark total return 1 year w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					24.75%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent							16.59%